Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVTPL (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 1,887
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	119,960	$ 119,544
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	79	76
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	389	375
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	75,968	76,439
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,949	21,454
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	16,765	16,386
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	558	535
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,410	4,431
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	62,712	62,687
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	529	538
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	506	521
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,721	20,256
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,671	13,586
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,980	12,945
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	13,486	11,860
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,711	1,784
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,166	2,273
Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,959	8,099
Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	228	230
Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,204	2,407
Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,137	1,151
Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,042	1,050
Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,663	2,616
Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	565	536
Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	576	569
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	228,502	212,246
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	792	795
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,124	1,040
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	124,347	111,922
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	99,413	95,656
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,410	4,423
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	175,323	167,812
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	259	231
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	331	242
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	123,633	117,830
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	49,972	48,321
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,646	1,650
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	111,772	112,230
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	21	20
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	75,843	76,314
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	19,340	18,975
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,279	12,621
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	137	90
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,194	4,250
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	56,726	56,267
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	83	83
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,706	20,236
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,556	13,364
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,682	12,581
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,490	7,707
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	353	357
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,022	2,105
Stage One [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,672	6,865
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	41	39
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,201	2,403
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,122	1,140
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	884	943
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,796	1,742
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	135	108
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	575	568
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	212,526	197,890
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	247	232
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	123,347	109,774
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	89,426	88,348
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	166,263	160,895
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	129	108
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	123,079	116,108
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	43,313	44,895
Stage Two [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,819	6,958
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	38	37
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	125	125
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,609	2,479
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,486	3,765
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	421	445
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	216	181
Stage Two [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,614	6,042
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	312	312
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15	20
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	115	222
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	298	364
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,996	4,153
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,358	1,427
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	144	168
Stage Two [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,287	1,234
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	187	191
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3	4
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15	11
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	158	107
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	867	874
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	430	428
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage Two [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,068	13,524
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	329	355
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,000	2,148
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,987	7,308
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,410	4,423
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	8,756	6,702
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	103	96
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	554	1,722
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	6,659	3,426
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,646	1,650
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	369	356
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	20	19
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	389	375
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	372	378
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	134	143
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	506	521
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	908	832
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	216	208
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,124	1,040
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	304	215
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	27	27
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	$ 331	$ 242